SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Income Tax Disclosure [Abstract]
Income tax current year	$ 74
Income tax prior year	16	1	135
Income tax refund			(260)
Income tax expense (refund)	$ 90	$ 1	$ (125)	[1]

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue